Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000022323
Account Value [Line Items]
Line Graph and Table Measure Name		Class I $28,303
Accumulated Value	$ 10,000		$ 10,440	$ 13,079	$ 12,242	$ 16,251	$ 22,748	$ 25,703	$ 18,318	$ 21,642	$ 26,840	$ 28,303
C000022324
Account Value [Line Items]
Line Graph and Table Measure Name		Class S $27,658
Accumulated Value	10,000		10,416	12,975	12,124	16,062	22,440	25,295	18,003	21,237	26,283	27,658
C000022322
Account Value [Line Items]
Line Graph and Table Measure Name		Class I $12,555
Accumulated Value	10,000		10,122	10,212	10,316	10,697	11,067	11,149	10,570	11,194	11,877	12,555
C000022326
Account Value [Line Items]
Line Graph and Table Measure Name		Class I $21,094
Accumulated Value	10,000		11,617	13,561	11,489	13,413	13,062	17,346	15,654	17,376	18,908	21,094
C000022327
Account Value [Line Items]
Line Graph and Table Measure Name		Class S $20,621
Accumulated Value	10,000		11,598	13,494	11,406	13,280	12,904	17,100	15,398	17,044	18,521	20,621
C000022328
Account Value [Line Items]
Line Graph and Table Measure Name		Class I $33,757
Accumulated Value	10,000		10,986	13,011	12,266	15,441	18,461	22,795	18,589	23,589	29,686	33,757
C000035621
Account Value [Line Items]
Line Graph and Table Measure Name		Class S $32,933
Accumulated Value	10,000		10,964	12,949	12,181	15,296	18,245	22,471	18,279	23,135	29,040	32,933
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,420
Accumulated Value	10,000		11,380	13,487	12,265	16,012	18,750	22,984	19,004	22,278	25,697	28,420
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,420
Accumulated Value	10,000		11,380	13,487	12,265	16,012	18,750	22,984	19,004	22,278	25,697	28,420
Nueberger Index: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,297
Accumulated Value	10,000		10,128	10,214	10,377	10,795	11,155	11,102	10,693	11,186	11,673	12,297
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $25,421
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,420
Accumulated Value	10,000		11,380	13,487	12,265	16,012	18,750	22,984	19,004	22,278	25,697	28,420
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $25,421
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,420
Accumulated Value	$ 10,000		$ 11,380	$ 13,487	$ 12,265	$ 16,012	$ 18,750	$ 22,984	$ 19,004	$ 22,278	$ 25,697	$ 28,420